Revenue, Deferred Revenue and Remaining Performance Obligations - Disaggregation of Revenue by Timing of Service (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 112,900	$ 80,667	$ 174,886	$ 120,575
Ratable portion of subscription revenue
Disaggregation of Revenue [Line Items]
Revenue	95,730	68,948	148,977	100,084
Subscription revenue allocated to downloadable content
Disaggregation of Revenue [Line Items]
Revenue	$ 17,170	$ 11,719	$ 25,909	$ 20,491